GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 216,190	$ 185,636	$ 157,450
Property and equipment		9,807	5,675
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	74,455	61,332	49,585
Property and equipment		2,136	147
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		46,892	42,580	34,961
Rest Of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		35,535	32,897	28,351
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		29,085	28,315	28,821
Property and equipment		5,987	4,224
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		30,223	20,512	$ 15,732
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		$ 1,684	$ 1,304

[1]	Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $558, $471 and $854 of revenues derived from Canada in the years ended December 31, 2014, 2015 and 2016, respectively.